Shareholders' equity - Issued and Outstanding Share Capital (Details) $ in Thousands	4 Months Ended	12 Months Ended
	Mar. 31, 2017 CAD ($) shares	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($) shares
Number
Number of shares outstanding, beginning balance (shares) | shares		106,397,037
Convert multiple voting shares to subordinate voting shares (shares) | shares		0
Exercise of stock options (shares) | shares	88,883	1,994,588
Number of shares outstanding, ending balance (shares) | shares	106,397,037	108,391,625	106,397,037
$
Shareholders’ equity, opening balance		$ 146,168	$ 142,702
Exercise of stock options		1,238	146
Shareholders’ equity, closing balance	$ 146,168	$ 243,610	$ 146,168
Multiple Voting Shares
Number
Number of shares outstanding, beginning balance (shares) | shares	0	83,308,154
Convert multiple voting shares to subordinate voting shares (shares) | shares		(12,414,078)
Exercise of stock options (shares) | shares		0
Number of shares outstanding, ending balance (shares) | shares	83,308,154	70,894,076	83,308,154
$
Shareholders’ equity, opening balance	$ 0	$ 2,209
Shareholders’ equity, closing balance	$ 2,209		$ 2,209
Subordinate Voting Shares
Number
Number of shares outstanding, beginning balance (shares) | shares	0	23,088,883
Convert multiple voting shares to subordinate voting shares (shares) | shares		12,414,078
Exercise of stock options (shares) | shares		1,994,588
Number of shares outstanding, ending balance (shares) | shares	23,088,883	37,497,549	23,088,883
$
Shareholders’ equity, opening balance	$ 0	$ 101,086
Shareholders’ equity, closing balance	$ 101,086		$ 101,086
Share Capital
Number
Number of shares outstanding, beginning balance (shares) | shares	100,000,000	106,397,037
Number of shares outstanding, ending balance (shares) | shares	106,397,037		106,397,037
$
Shareholders’ equity, opening balance	$ 2,652	$ 103,295	$ 60,221
Convert multiple voting shares to subordinate voting shares		0
Exercise of stock options		2,800	146
Shareholders’ equity, closing balance	103,295	106,095	103,295
Share Capital | Multiple Voting Shares
$
Shareholders’ equity, opening balance		2,209
Convert multiple voting shares to subordinate voting shares		(329)
Exercise of stock options		0
Shareholders’ equity, closing balance	2,209	1,880	2,209
Share Capital | Subordinate Voting Shares
$
Shareholders’ equity, opening balance		101,086
Convert multiple voting shares to subordinate voting shares		329
Exercise of stock options		2,800
Shareholders’ equity, closing balance	$ 101,086	$ 104,215	$ 101,086